Investments - Change in unrealized net capital gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ (1,434)	$ 857	$ 745
Equity securities		1,160
Amounts recognized for:
Insurance reserves	315	(315)	0
DAC and DSI	163	(50)	(79)
Amounts recognized	478	(365)	(79)
Deferred income taxes	202	117	(233)
(Decrease) increase in unrealized net capital gains and losses, after-tax	(754)	609	433
EMA limited partnerships
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(1)	5	0
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(1,431)	204	516
Equity securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	0	651	233
Derivatives
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(2)	(3)	$ (4)
Accounting Standards Update 2016-01
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Equity securities	$ 1,160	$ 1,160